FILM PARTICIPATION FINANCING LIABILITIES	12 Months Ended
Dec. 31, 2013
FILM PARTICIPATION FINANCING LIABILITIES
FILM PARTICIPATION FINANCING LIABILITIES

16. FILM PARTICIPATION FINANCING LIABILITIES

Film participation financing liabilities with unrelated parties

        In the film production financing arrangements, the initial participation amounts provided by unrelated party investors for a fixed percentage of the film's worldwide net income of the invested film from the initial exhibition of the film in the mainland China are reflected as a film participation financing liability. A film's worldwide net income is defined as the film's distribution revenue, less promotion and print costs, and distribution fees. The difference between the ultimate film participation expenses expected to be paid to participants and the amount provided by participants is amortized as a charge to or a reduction of film participation expenses under the individual-film-forecast-computation method.

        The table below summarizes the movement of film participation financing liabilities with unrelated parties:

	2012	2013
Beginning balance as of January 1	16,224,219	15,086,892
Received from participants	293,288	—
Film participation expenses	438,636	(1,319,749)
Payment made during the year	(1,643,112)	(6,923,100)
Withholding tax	(44,391)	(3,400)
Exchange difference	(181,748)	276,198

Ending balances as of December 31	15,086,892	7,116,841

Film participation financing liabilities with related party

        The table below summarizes the movement of film participation financing liabilities with related party:

	2012	2013
Beginning balance as of January 1	—	—
Received from participants	—	53,819,967
Exchange difference	—	559,983

Ending balances as of December 31	—	54,379,950

Including:
Current	—	36,704,809
Non-current	—	17,675,141

	—	54,379,950

        Film participation financing liabilities with related party represent amounts received from Bona Film Investment Fund to finance the development and production of film and TV projects of the Group over the next two years. Pursuant to a cooperation framework agreement entered in September 2013 by and among Bona Film Investment Fund, the Group and other investors, Bona Film Investment Fund authorizes the Group to invest its capital in all types of film and television production projects. The Group is to invest in these projects upon receipt of payment from Bona Film Investment Fund, and be in charge of the filming, production and distribution of these projects. The Group solely owns the perpetual copyright and all the intellectual property of these projects globally. During the term of Bona Film Investment Fund, proceeds from a project globally, as calculated based on Bona Film Investment Fund's investment as a percentage of the total investments, belong to Bona Film Investment Fund.

        Film participation expenses accrued for the years ended December 31, 2011, 2012 and 2013 were $321,100, $438,636 and negative $1,319,749, respectively. The negative film participation expenses of $1,319,749 for 2013 were caused by negative participation expenses of $1,322,787 for two films, which would have been positive participation expenses of $313,996 if the Company had recorded the participation expenses for these two films based on net income forecast estimated in 2012. The total reduction of $1,636,783 in participation expenses of these two films were caused by decreased estimates of the ultimate overseas revenue based on the economic performance and public acceptance of the films in overseas markets, and the renegotiations of accelerated final settlements with the film participants, resulting in increases of net income, net income per basic ordinary share and net income per diluted ordinary share by $1,348,130, $0.05 and $0.04, respectively, for the year ended December 31, 2013.

        Payments made during the year ended December 31, 2012 included film participation expenses of $132,223 and principal of $1,510,889. Payments made during the year ended December 31, 2013 included film participation expenses of $241,939 and principal of $6,681,161. The Group expects to pay $43,821,650 of the film participation financing liabilities during the twelve months after December 31, 2013.